Related Party Transactions (Tables)	9 Months Ended
Sep. 30, 2024
Related Party Transactions [Abstract]
Disclosure of transactions with existing related parties
Amounts due from related parties as of September 30, 2024 and December 31, 2023 consisted of the following:

(in thousands of $)	September 30, 2024	December 31, 2023
First FLNG Holdings (“FFH”) (1)	13,384	—
Avenir (2)	7,632	7,312
(1) First FLNG Holdings - In August 2024, we granted a shareholder loan to FFH, through Gimi MS, for maximum amount of $20.0 million to enable FFH to fund its portion of Gimi MS’s funding requirements. The shareholder loan is repayable on December 31, 2024 and bears an interest rate of 12% per annum, compounded monthly. As of September 30, 2024, $13.2 million was drawn by FFH and interest of $0.2 million was accrued for the nine months ended September 30, 2024.
(2) Avenir - Non-current amounts due from Avenir are comprised primarily of unpaid debt guarantee fees, a revolving shareholder loan principal and related accrued interest and fees.

Disclosure of transactions with former related parties
Summarized below are the transactions with CoolCo and its subsidiaries for the period from January 1, 2023 to March 2, 2023:

(in thousands of $)	Period ended January 1, 2023 to March 2, 2023
Management and administrative services revenue	588
Ship management fees expense	(333)
Debt guarantee fees	175
Commitment fees	21
Total	451